STOCK BASED COMPENSATION	12 Months Ended
Mar. 31, 2012
STOCK BASED COMPENSATION [Text Block]

NOTE 13 - STOCK BASED COMPENSATION

The Company has a stock incentive plan (the “Stock Incentive Plan”) for the purpose of attracting and motivating directors, officers, employees and consultants of the Corporation and advancing the interests of the Corporation. The Stock Incentive Plan is a 15% rolling plan approved by shareholders in December 2009, whereby the Company can grant options to the extent of 15% of the current outstanding common shares. Under the plan, all forfeited and exercised options can be replaced with new offerings. As of March 31, 2012, the Company can issue stock option grants totaling up to 12,762,067 shares. Options are granted for a term of up to five years from the date of grant. Stock options granted generally vest over a period of eighteen months, with 25% vesting on the date of grant and 25% vesting every six months thereafter. Effective April 1, 2007, all grants are stated in U.S. dollars. The Company recognizes compensation expense using the straight-line method of amortization. Historically, the Company has issued new shares to satisfy exercises of stock options and the Company expects to issue new shares to satisfy any future exercises of stock options. At March 31, 2012, the Company had 7,975,125 options granted and outstanding.

On January 22, 2012, options representing 157,500 shares of common stock exercisable at a price of $1.40 CDN expired without exercise.

On September 12, 2011, the Company granted 100,000 stock options to a director exercisable at a price of $0.60 until September 12, 2016.

On July 31, 2012, options representing 78,750 shares of common stock exercisable at a price of $1.15 CDN expired without exercise.

On June 3, 2011, the Company granted 2,590,000 stock options to employees exercisable at a price of $0.83 until June 3, 2016.

On April 12, 2011, 1,094,320 of the total 1,763,000 options issued and outstanding on April 12, 2006 at prices ranging from $0.85 CDN to $1.00 CDN, were forfeited due to expiration. An additional 11,000 options at an exercise price of $0.92 were forfeited due to termination.

On December 31, 2012, 12,000 options at an exercise price of $1.58 were forfeited due to termination.

On September 10, 2010, the Company granted 1,300,000 stock options to employees exercisable at a price of $0.86 until September 10, 2015.

The following table reflects the summary of stock options outstanding at March 31, 2012 and changes during for the years ended March 31, 2012 and 2011:

		Weighted
		Average	Weighted
	Number of	Exercise	Average	Aggregate
	shares under	Price Per	Fair	Intrinsic
	options	Share	Value	Value

Balance outstanding, March 31, 2010	5,729,875	$1.49	$0.92	$5,296,029
Forfeited	(29,500)	2.00	0.66	(19,597)
Exercised	(297,180)	0.99	0.99	(294,066)
Granted	1,300,000	0.86	0.58	752,206
Balance outstanding, March 31, 2011	6,703,195	1.38	0.86	5,734,572
Forfeited	(1,341,570)	1.06	1.00	(1,348,364)
Exercised	(76,500)	1.00	1.02	(77,868)
Granted	2,690,000	0.82	0.49	1,305,170
Balance outstanding, March 31, 2012	7,975,125	$1.25	$0.70	$5,613,510

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model using the assumptions noted in the following table. Expected volatilities are based on historical volatility of the Company’s stock. The Company uses historical data to estimate option volatility within the Black-Scholes model. The expected term of options granted represents the period of time that options granted are expected to be outstanding, based upon past experience and future estimates and includes data from the Plan. The risk-free rate for periods within the expected term of the option is based upon the U.S. Treasury yield curve in effect at the time of grant. The Company currently does not foresee the payment of dividends in the near term.

The fair value of the stock options granted was estimated using the Black-Scholes option-pricing model and is amortized over the vesting period of the underlying options. The assumptions used to calculate the fair value are as follows:

	For the Year Ended March 31,
	2012	2011
Dividend yield	0	0
Expected volatility	87-91%	89-92%
Risk free interest rate	0.25-1.21%	0.26-0.78%
Expected life (years)	3.25	3.17

Changes in the subjective input assumptions can materially affect the fair value estimate and, therefore, the existing models do not necessarily provide a reliable measure of the fair value of the Company’s stock options.

The following table summarizes information about the stock options outstanding at March 31, 2012:

OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$2.41	652,500	0.31	652,500	460,975
2.22	1,465,000	1.13	1,465,000	1,786,417
1.78	95,000	1.49	95,000	81,172
0.92	1,704,625	2.15	1,704,625	1,204,713
1.58	68,000	2.48	68,000	26,435
0.86	1,300,000	3.45	1,300,000	752,207
0.83	2,590,000	4.18	1,295,000	634,550
0.60	100,000	4.45	50,000	18,036
$1.25	7,975,125	2.71	6,630,125	$4,964,505

The following table summarizes information about the stock options outstanding at March 31, 2011:

OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$1.00 CDN	1,170,820	0.03	1,170,820	$1,188,983
1.15 CDN	78,750	0.33	78,750	86,626
1.40 CDN	157,500	0.81	157,500	139,271
2.41	652,500	1.31	652,500	460,975
2.22	1,465,000	2.13	1,465,000	1,786,417
1.78	95,000	2.49	95,000	81,172
0.92	1,715,625	3.15	1,715,625	1,212,487
1.58	68,000	3.48	68,000	26,435
0.86	1,300,000	4.45	650,000	376,103
$1.38	6,703,195	2.36	6,053,195	$5,358,469

A summary of the status of the Company’s nonvested stock options outstanding at March 31, 2010 and changes during the years ended March 31, 2012 and 2011 are presented as follows:

		Weighted	Weighted
		Average Grant	Average
	Number of	Date Fair Value	Grant Date
	Options	Per Share	Fair Value

Nonvested, March 31, 2010	913,500	$0.95	$0.69
Granted	1,300,000	0.86	0.58
Vested	(1,557,500)	0.90	0.66
Forfeited	(6,000)	1.58	0.39
Nonvested, March 31, 2011	650,000	0.86	0.58

Granted	2,690,000	0.82	0.49
Vested	(1,995,000)	0.83	0.51
Forfeited	-	-	-
Nonvested, March 31, 2012	1,345,000	$0.82	$0.49

As of March 31, 2012, there was $437,966 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 1.5 years. The total fair value of options vested at March 31, 2012 and 2011 was $1,205,798 and $805,193 ; respectively.

Stock Compensation Plan (Restricted Shares )

On September 10, 2010, the Company granted officers, directors and select employees 705,000 common shares that will be distributed in three six-month vesting periods. The recipients meet the vesting requirements by maintaining employment and good standing with the Company through the vesting periods. After vesting, there are no restrictions on the shares. On March 10, 2011, the 705,000 common shares were issued to the recipients and held by the Company. All of these shares were considered to be issued and outstanding. On March 11, 2011, 235,000 common shares vested valued at $0.99 per share, and the shares were released to the qualified recipients. On September 11, 2011, 235,000 common shares vested valued at $0.60 per share and the shares were released to the qualified recipients. The final 235,000 shares valued at $0.58 vested on March 11, 2012.

Stock Purchase Warrants

At March 31, 2012, the outstanding broker warrants and share purchase warrants consisted of the following:

		Broker
		Warrant	Share	Warrant
	Broker	Exercise	Purchase	Exercise
Expiration Date	Warrants	Price	Warrants	Price
February 23, 2013	-	$-	500,000	$5.000
September 16, 2015	246,285	1.250	4,104,757	1.250

On March 4, 2012, 2,500,000 stock purchase warrants and 56,000 broker warrants at an exercise price of $1.075 expired without exercise.

On August 17, 2011, 4,050,000 stock purchase warrants at an exercise price of $1.75 and 243,000 broker warrants at an exercise price of $1.22 expired without exercise.